Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
Capital and reserves
Schedule of share capital

(Number of shares, unless stated otherwise)

	December 31,	December 31,
	2020	2019
Number of shares issued	50,317,860	50,000,000
Number of shares authorized	60,000,000	60,000,000
Par value	EUR 0.002	EUR 0.002
Share capital, RUB thousands	8,597	8,547